Goodwill and intangible assets (Details 4) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Intangible Assets other than Goodwill
Disclosure of detailed information about intangible assets [line items]
Impairment charge	$ (1,326.0)	$ (403.0)	$ (914.0)
Acquired research and development [member]
Disclosure of detailed information about intangible assets [line items]
Impairment charge	(917.0)	(350.0)
Technologies
Disclosure of detailed information about intangible assets [line items]
Impairment charge	(15.0)	(17.0)
Currently marketed products
Disclosure of detailed information about intangible assets [line items]
Impairment charge	(322.0)	(1.0)
Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Impairment charge	(72.0)	(35.0)
Innovative Medicines | Votrient [member] | Currently marketed products
Disclosure of detailed information about intangible assets [line items]
Impairment charge	(900.0)	(1,300.0)
Operating segments [member] | Innovative Medicines | Intangible Assets other than Goodwill
Disclosure of detailed information about intangible assets [line items]
Impairment charge	(1,299.0)	(367.0)	(768.0)
Operating segments [member] | Sandoz | Intangible Assets other than Goodwill
Disclosure of detailed information about intangible assets [line items]
Impairment charge	(25.0)	(28.0)	(141.0)
Operating segments [member] | Corporate | Intangible Assets other than Goodwill
Disclosure of detailed information about intangible assets [line items]
Impairment charge	(2.0)	(8.0)	(5.0)
Accumulated depreciation, amortisation and impairment | Innovative Medicines | Acquired research and development [member]
Disclosure of detailed information about intangible assets [line items]
Impairment charge	$ (0.6)	$ (0.2)	(0.5)
Accumulated depreciation, amortisation and impairment | Innovative Medicines | Votrient [member] | Acquired research and development [member]
Disclosure of detailed information about intangible assets [line items]
Impairment charge			$ (0.2)